CREDIT QUALITY INDICATORS	12 Months Ended
Dec. 31, 2014
Credit Quality Indicators [Abstract]
Credit Quality Indicators [Text Block]
NOTE 4 CREDIT QUALITY INDICATORS

As part of its monitoring process, the Corporation categorizes loans when the loan is initially under written into risk categories based on relevant information about the ability of borrowers to service their debt. The assessment considers numerous factors including, but not limited to, current financial information, historical payment experience, credit documentation, public information and current economic trends, among other factors. Loans are graded on a scale of 1 through 9, with a grade of 5 or below classified as “Pass” rated credits. Following is a description of the general characteristics of risk grades 6 through 9:

6 – Special Mention
Special mention credits have a level of potential weakness such that they warrant management’s closer attention than those on watch.  These credits, opposed to watch credits, require correction or additional financial information for further analysis and verification of repayment capacity.  If left uncorrected, these weaknesses may result in deterioration of the repayment prospects for the asset or in the institution’s credit position at some future date.  Special mention assets are not considered adversely classified assets.  Such credits do however, warrant consideration of additional reserve.

7 – Substandard
Substandard loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans so classified must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that the Bank will sustain loss if the deficiencies are not corrected.

8 – Doubtful
Loans classified doubtful have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently known facts, conditions and values, highly questionable and improbable.

9 – Loss
Loans are considered uncollectible and of such little value that continuing to carry them as assets on the institution’s financial statements is not feasible.  Accordingly, the Bank does not carry loans classified as loss on the books, instead these loans are charged off.

The Corporation’s strategy for credit risk management includes ongoing credit examinations and management reviews of loans exhibiting deterioration of credit quality. A deteriorating credit indicates an elevated likelihood of delinquency. When a loan becomes delinquent, its credit grade is reviewed and changed accordingly. Each downgrade to a classified credit results in a higher percentage of reserve to reflect the increased likelihood of loss for similarly graded credits. Further deterioration could result in a certain credit being deemed impaired, resulting in a collateral valuation for purposes of establishing a specific reserve which reflects the possible extent of such loss for that credit.

The following tables present the risk category of loans by class of loans based on the most recent analysis performed at December 31, 2014 and December 31, 2013.

Commercial Credit Exposure (dollar amounts in thousands)
Credit risk profile by credit worthiness category

					Commercial		Commercial
	Commercial		Commercial		Real Estate		Real Estate
Credit	Operating		Agricultural		1-4 Family		Other		Total
Grade	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Pass	$32,933	$31,967	$45,863	$40,844	$39,683	$41,331	$101,222	$90,104	$219,701	$204,246
6	0	0	0	0	0	0	0	2,801	0	2,801
7	956	1,341	159	163	793	1,125	3,899	6,622	5,807	9,251
8	0	0	0	0	0	0	0	0	0	0
Total	$33,889	$33,308	$46,022	$41,007	$40,476	$42,456	$105,121	$99,527	$225,508	$216,298

Real Estate Credit Exposure (dollar amounts in thousands)
Credit risk by credit worthiness category

	Real Estate		Real Estate
Credit	Construction		Other		Total
Grade	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Pass	$4,214	$3,246	$17,951	$14,445	$22,165	$17,691
6	0	0	0	142	0	142
7	0	130	18	843	18	973
8	0	0	0	0	0	0
Total	$4,214	$3,376	$17,969	$15,430	$22,183	$18,806

Consumer Credit Exposure (dollar amount in thousands)
Credit risk by credit worthiness category

	Consumer		Consumer		Consumer
Credit	Equity		Auto		Other		Total
Grade	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Pass	$17,987	$18,304	$4,650	$5,175	$8,616	$10,848	$31,253	$34,327
6	0	0	0	0	0	0	0	0
7	199	530	0	3	8	4	207	537
8	0	0	0	0	0	0	$0	$0
Total	$18,186	$18,834	$4,650	$5,178	$8,624	$10,852	$31,460	$34,864